Guaranteed Notes Issued (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Debt Instrument [Line Items]
Closing balance	$ 1,910.9		$ 2,060.1
$1 billion notes issue
Debt Instrument [Line Items]
Opening balance	990.0	[1]	988.8
Unwinding of transaction costs	1.3		1.2
Closing balance	$ 991.3	[1]	$ 990.0	[1]

[1]	$1 billion notes issue On September 30, 2010, Orogen issued $1,000,000,000 4.875% guaranteed notes, or the Notes, due October 7, 2020. The payment of all Notes is unconditionally and irrevocably guaranteed by Gold Fields Limited, Sibanye Gold, GFO and GF Holdings, or together, the Guarantors, on joint and several basis. The Notes and guarantees constitute direct, unsubordinated and unsecured obligations of Orogen and the Guarantors, respectively, and rank equally in right of payment among themselves and with all other existing and future unsubordinated and unsecured obligations of Orogen and the Guarantors, respectively. The transaction costs of $13.6 million were deducted from the liability on initial measurement. These costs will unwind over the period of the Notes as an interest expense. Gold Fields used a portion of the net proceeds of the offering of the Notes to repay certain existing indebtedness of the Group and the balance of the net proceeds for general corporate purposes. An indemnity agreement ("the Indemnity Agreement") has been entered into between the Guarantors, pursuant to which the Guarantors (other than Sibanye Gold) hold Sibanye Gold harmless from and against any and all liabilities and expenses which may be incurred by Sibanye Gold under or in connection with the Notes, including any payment obligations by Sibanye Gold to the noteholders or the trustee of the Notes pursuant to the guarantee of the Notes, all on the terms and subject to the conditions contained therein. The Indemnity Agreement will remain in place for as long as Sibanye Gold's guarantee obligations under the Notes remain in place. In addition, for as long as Sibanye Gold remains a guarantor, Gold Fields is required to pay an annual guarantee fee to Sibanye Gold of 0.25% of the value of the Notes, payable semi-annually. This fee can vary based on Gold Fields credit rating. December 31, 2014 December 31, 2013 Opening balance 990.0 988.8 Unwinding of transaction costs 1.3 1.2 Closing balance 991.3 990.0